Consolidated Statements of Operations and Comprehensive Income/(Loss) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Revenues
Total revenues		$ 4,369,185	$ 5,291,295	$ 2,771,574
Direct cost of revenues
Total direct cost of revenues		(1,889,607)	(2,670,690)	(1,658,392)
Gross profit		2,479,578	2,620,605	1,113,182
Operating expenses
Selling and marketing expenses		(96,465)	(177)	(240)
Total operating expenses		(2,349,002)	(1,206,409)	(1,163,174)
Profit/(loss) from operations		130,576	1,414,196	(49,992)
Other income/(expenses)
Interest expenses		(4,331)	(6,857)	(11,761)
Total other income/(expense), net		113,603	(68)	24,317
Profit/(loss) before income taxes		244,179	1,414,128	(25,675)
Income tax expense		(134,451)	(151,303)
Net profit/(loss)		109,728	1,262,825	(25,675)
Foreign currency translation adjustment		(30,753)	18,220
Total comprehensive income/ (loss)		$ 78,975	$ 1,281,045	$ (25,675)
Net income attributable to ordinary shareholders
Earnings per share - Basic
Earnings per share - Diluted
Weighted average number of ordinary shares
Weighted average number of ordinary shares - Basic		11,000,000	11,000,000	11,000,000
Weighted average number of ordinary shares - Diluted		11,000,000	11,000,000	11,000,000
Common Class A [Member]
Net income attributable to ordinary shareholders
Earnings per share - Basic	[1]	$ 0.01	$ 0.11	$ (0.00)
Earnings per share - Diluted	[1]	$ 0.01	$ 0.11	$ (0.00)
Weighted average number of ordinary shares
Weighted average number of ordinary shares - Basic	[1]	10,000,000	10,000,000	10,000,000
Weighted average number of ordinary shares - Diluted	[1]	10,000,000	10,000,000	10,000,000
Common Class B [Member]
Net income attributable to ordinary shareholders
Earnings per share - Basic	[1]	$ 0.01	$ 0.11	$ (0.00)
Earnings per share - Diluted	[1]	$ 0.01	$ 0.11	$ (0.00)
Weighted average number of ordinary shares
Weighted average number of ordinary shares - Basic	[1]	1,000,000	1,000,000	1,000,000
Weighted average number of ordinary shares - Diluted	[1]	1,000,000	1,000,000	1,000,000
Related Party [Member]
Revenues
Total revenues		$ 2,770,190	$ 4,996,725	$ 2,436,184
Direct cost of revenues
Total direct cost of revenues		(109,542)	(783,453)	(604,340)
Operating expenses
)General and administrative expenses		(232,511)	(136,862)	(99,113)
Other income/(expenses)
Other income		116,004
Third Party [Member]
Revenues
Total revenues		1,598,995	294,570	335,390
Direct cost of revenues
Total direct cost of revenues		(1,780,065)	(1,887,237)	(1,054,052)
Operating expenses
)General and administrative expenses		(2,020,026)	(1,069,370)	(1,063,821)
Other income/(expenses)
Other income		$ 1,930	$ 6,789	$ 36,078

[1]	The shares data is presented on a retroactive basis to reflect the Reorganization (Note 1).